Net loss per share	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net loss per share
7. Net loss per share
The Company excluded the following potentially dilutive shares from diluted net loss per share as the effect would have been anti-dilutive for all periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Outstanding stock options	4,636,560	7,638,393	4,636,560	7,638,393
Restricted stock units	46,250	603,000	46,250	603,000
Shares issuable under 2020 ESPP	7,459	76,872	7,459	76,872

	4,690,269	8,318,265	4,690,269	8,318,265

9. Net loss per common stock
The Company excluded the following potentially dilutive shares from diluted net loss per share as the effect would have been anti-dilutive for all periods presented:

	December 31,
	2022	2021

Outstanding stock options	8,514,381	8,963,945
Restricted stock units	378,500	132,000
Shares issuable under 2020 ESPP	49,251	53,446

	8,942,132	9,149,391